Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 43.2%	Par	Value
United States Treasury Note/Bond
3.75%, 04/15/2028	$307,675,000	$307,254,350
3.63%, 08/15/2028	174,175,000	173,433,396
1.13%, 08/31/2028	389,450,000	365,413,633
3.50%, 03/15/2029	150,800,000	149,468,719
2.38%, 03/31/2029	114,025,000	109,361,555
4.63%, 04/30/2029	580,450,000	593,600,820
2.75%, 05/31/2029	205,225,000	198,571,220
3.88%, 12/31/2029	455,450,000	455,147,554
4.13%, 08/31/2030	196,200,000	197,709,820
4.38%, 11/30/2030	310,800,000	316,421,110
4.00%, 01/31/2031	306,300,000	306,922,172
1.38%, 11/15/2031	143,750,000	124,658,203
1.88%, 02/15/2032	219,150,000	194,332,974
2.88%, 05/15/2032	263,625,000	246,551,163
4.00%, 06/30/2032	293,050,000	291,710,671
3.50%, 02/15/2033	344,125,000	331,112,773
3.38%, 05/15/2033	50,150,000	47,773,752
4.38%, 05/15/2034	332,025,000	335,526,828
4.63%, 02/15/2035	601,200,000	616,840,591
4.13%, 02/15/2036	78,000,000	76,781,250
TOTAL U.S. TREASURY SECURITIES (Cost $5,425,704,015)		5,438,592,554

CORPORATE BONDS - 42.4%	Par	Value
Financials - 21.1%
ABN AMRO Bank NV
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,550,000	12,467,546
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	5,000,000	5,042,516
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	8,000,000	8,058,757
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,087,944
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,500,630
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	10,978,274
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	11,195,000	11,716,585
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	16,000,000	16,533,778
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	14,000,000	15,181,115
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030) (a)	5,000,000	4,988,093
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	4,000,000	4,026,790
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,262,048
American National Global Funding
5.55%, 01/28/2030 (a)	19,092,000	19,286,592
4.88%, 01/23/2031 (a)	7,875,000	7,707,778
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)	16,000,000	15,827,599
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	9,000,000	7,894,658
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,421,914
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,720,794
Assurant, Inc., 6.75%, 02/15/2034	7,182,000	7,732,662
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)	5,000,000	5,421,464
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035) (a)	8,000,000	8,139,519
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	15,000,000	15,418,258
6.75%, 10/25/2028 (Callable 09/25/2028) (a)	6,850,000	7,167,513
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	4,000,000	4,062,636
4.80%, 10/24/2030 (Callable 09/24/2030) (a)	5,000,000	4,942,254
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,442,584
6.61%, 11/07/2028	6,600,000	6,936,660
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,095,583
2.75%, 12/03/2030	4,000,000	3,583,004
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,795,192
6.92%, 08/08/2033	4,000,000	4,317,163
6.35%, 03/14/2034	5,000,000	5,252,060
Bank of America Corp.
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	5,011,541
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,669,352
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,064,583
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,136,467
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,681,820
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,818,960
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	4,138,764
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,273,416
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	3,750,000	3,394,549
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,779,449
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	11,243,000	11,098,315
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	25,978,000	26,641,243
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	3,500,000	3,531,387
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,667,893
Bank of Nova Scotia
5.25%, 06/12/2028	5,000,000	5,100,633
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	15,000,000	15,125,932
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	9,000,000	8,917,968
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,268,176
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	14,850,000	14,908,215
5.79%, 07/13/2028 (a)	2,500,000	2,565,113
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,753,610
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	10,000,000	10,081,829
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	10,000,000	10,173,675
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,000,000	4,471,882
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,816,566
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,752,713
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	9,909,999
BNP Paribas SA
4.38%, 05/12/2026 (a)	8,288,000	8,285,155
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)	15,000,000	15,053,324
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	5,000,000	5,080,570
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	6,500,000	6,123,371
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	4,625,000	4,696,249
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	5,000,000	4,533,797
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	7,000,000	6,292,705
BPCE SA
4.88%, 04/01/2026 (a)	3,386,000	3,386,000
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	5,000,000	5,230,333
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	3,000,000	3,090,461
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (a)	15,000,000	15,202,079
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	11,500,000	10,159,871
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032) (a)	6,200,000	6,328,187
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	4,000,000	4,137,436
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	5,000,000	5,114,187
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,699,112
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,079,693
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,439,160
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	1,475,000	1,491,184
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	5,000,000	4,966,303
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	5,175,000	5,277,833
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	4,350,000	4,331,493
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,308,798
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,983,785
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,247,631
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,045,302
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,253,961
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,817,465
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,734,241
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,529,000	6,687,814
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	10,042,049
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	5,075,577
4.63%, 12/15/2029 (Callable 05/01/2026)	7,390,000	7,015,197
3.38%, 02/15/2030 (Callable 04/16/2026)	16,000,000	14,453,406
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,932,511
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,955,360
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	16,500,000	16,583,198
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,077,078
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	10,000,000	10,064,815
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	11,000,000	10,083,482
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	7,000,000	6,920,438
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	9,043,371
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,965,051
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,343,943
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	298,581
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	7,500,000	7,723,737
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,215,287
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,336,851
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,248,719
CNO Global Funding
4.38%, 09/08/2028 (a)	10,000,000	9,914,747
2.65%, 01/06/2029 (a)	15,000,000	14,209,357
4.95%, 09/09/2029 (a)	5,000,000	5,024,294
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	22,000,000	19,906,622
3.78%, 03/14/2032 (a)	20,000,000	18,787,684
Constellation Global Funding, 4.85%, 10/22/2030 (a)	10,000,000	9,799,549
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	7,700,000	7,630,177
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	2,730,000	2,735,438
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,496,432
Corebridge Global Funding
5.20%, 06/24/2029 (a)	3,000,000	3,039,329
4.90%, 08/21/2032 (a)	11,075,000	10,905,197
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	3,000,000	3,032,830
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	25,456,000	26,500,245
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,500,000	7,776,944
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	25,000,000	24,962,872
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	12,650,000	13,010,671
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)	8,200,000	8,253,108
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,067,452
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,748,186
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,249,840
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	2,840,000	2,869,311
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	5,000,000	4,981,166
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	3,050,000	2,867,374
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	4,000,000	3,717,343
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,527,410
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,557,095
Deutsche Bank AG/New York NY, 6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	15,860,000	16,431,679
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035) (a)	5,175,000	5,186,426
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,275,699
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)	7,975,000	7,839,445
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,925,101
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,476,057
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,180,570
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,496,570
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	3,000,000	3,011,274
5.70%, 03/14/2028 (a)	3,275,000	3,356,062
5.25%, 04/26/2029 (a)	9,300,000	9,501,957
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,183,328
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	3,000,451
First Citizens BancShares, Inc., 4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	3,500,000	3,381,547
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	18,785,000	18,966,778
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	13,290,000	13,706,390
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	15,485,726
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,967,772
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,916,780
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,980,565
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	18,100,000	17,997,871
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	7,500,000	7,430,015
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	5,034,936
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	5,000,000	5,084,326
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,413,868
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (Callable 01/21/2036)	4,000,000	3,910,689
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035) (a)	5,000,000	5,044,179
Guardian Life Global Funding
5.55%, 10/28/2027 (a)	15,300,000	15,599,304
5.74%, 10/02/2028 (a)	22,200,000	22,908,717
4.33%, 10/06/2030 (a)	20,100,000	19,870,244
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	4,000,000	3,965,323
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,663,564
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030) (a)	10,275,000	9,295,531
5.45%, 06/15/2034 (Callable 03/15/2034) (a)	7,500,000	7,503,969
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,073,149
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	7,230,000
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	23,620,000	23,792,191
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	5,000,000	5,027,316
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,992,823
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	5,000,000	4,732,963
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,713,390
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	6,500,000	6,409,727
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	5,000,000	4,933,740
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,496,781
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	4,000,000	4,111,763
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	14,100,000	14,251,544
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,833,492
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,320,387
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	5,000,000	4,927,027
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,445,236
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	3,833,000	3,857,010
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,547,364
Jackson National Life Global Funding
5.25%, 04/12/2028 (a)	7,281,000	7,332,556
4.55%, 09/09/2030 (a)	7,000,000	6,857,600
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	3,325,000	3,386,191
JPMorgan Chase & Co.
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,550,411
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,478,612
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	5,000,000	4,757,477
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	22,500,000	23,379,272
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,766,650
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,386,161
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	132,075
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,518,302
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,141,991
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	2,500,000	2,516,263
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,611,030
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,615,196
5.20%, 08/15/2032 (Callable 06/15/2032)	10,925,000	10,953,396
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	5,044,306
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	1,859,000	1,849,455
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (a)	10,275,000	10,424,435
Lincoln National Corp., 5.35%, 11/15/2035 (Callable 08/15/2035)	5,000,000	4,873,521
Lloyds Banking Group PLC
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,933,710
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	7,000,000	6,904,876
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,046,173
4.63%, 11/15/2027 (Callable 04/11/2026) (a)	10,800,000	10,720,991
4.90%, 04/03/2028 (Callable 03/03/2028)	2,229,000	2,235,618
6.75%, 11/17/2028 (Callable 10/17/2028)	4,316,000	4,521,869
4.00%, 03/15/2029 (Callable 05/01/2026) (a)	21,323,000	20,706,345
5.15%, 06/15/2030 (Callable 05/15/2030)	9,025,000	9,064,266
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	3,292,000	3,148,983
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	2,500,000	2,671,641
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029) (a)	16,420,000	17,013,117
5.15%, 03/17/2030 (Callable 02/17/2030) (a)	12,500,000	12,436,065
Macquarie Bank Ltd., 5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)	3,000,000	2,983,612
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	5,000,000	4,486,789
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	4,350,000	3,892,032
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	5,000,000	4,848,809
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	791,352
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033 (a)	10,000,000	9,996,244
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	500,000	1,000
Mitsubishi UFJ Financial Group, Inc.
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,060,261
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,301,825
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	1,922,000	1,947,917
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,392,556
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	6,000,000	6,055,007
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	27,857,000	28,177,863
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030 (Callable 01/16/2029)	7,500,000	7,605,485
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	503,426
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	10,000,000	9,932,669
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	16,415,218
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,240,125
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036 (Callable 10/22/2035)	12,425,000	12,011,309
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	13,750,000	13,870,891
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	14,165,000	12,778,659
2.99%, 05/21/2031 (a)	3,783,000	3,440,137
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,727,665
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027) (a)	6,825,000	6,922,883
Nationwide Building Society
4.00%, 09/14/2026 (a)	33,421,000	33,330,442
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	3,047,000	3,025,951
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)	24,075,000	24,096,723
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	1,000,000	977,489
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031 (a)	9,017,000	10,313,523
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	8,000,000	8,055,909
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	7,000,000	7,202,325
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	4,700,000	4,751,780
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	6,850,000	6,808,767
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,842,655
5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031 (Callable 05/23/2030)	7,875,000	7,953,478
New York Life Global Funding, 5.00%, 01/09/2034 (a)	4,140,000	4,170,629
NLG Global Funding, 5.40%, 01/23/2030 (a)	10,000,000	10,225,519
Nomura Holdings, Inc.
3.10%, 01/16/2030	5,000,000	4,714,687
5.49%, 06/29/2035	3,825,000	3,850,731
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,181,825
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	5,000,000	4,954,127
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,957,967
Protective Life Corp.
3.40%, 01/15/2030 (Callable 10/15/2029) (a)	1,400,000	1,334,281
4.70%, 01/15/2031 (Callable 12/15/2030) (a)	19,125,000	18,940,741
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)	11,775,000	11,610,014
Sammons Financial Group Global Funding, 4.80%, 12/12/2030 (a)	5,000,000	4,955,465
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032) (a)	14,000,000	13,337,468
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,507,875
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)	4,425,000	4,368,048
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,159,036
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	11,000,000	10,896,823
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	2,500,000	2,571,213
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	2,000,000	1,971,925
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	5,000,000	4,757,443
5.30%, 04/03/2029 (Callable 03/03/2029) (a)	4,623,000	4,693,348
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	7,400,000	7,427,446
Societe Generale SA
5.25%, 02/19/2027 (a)	10,000,000	10,062,116
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,947,219
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028) (a)	17,150,000	17,316,426
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	2,000,000	2,044,759
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)	15,000,000	15,312,982
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035) (a)	4,375,000	4,280,459
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,000,000	4,925,759
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)	15,000,000	15,221,350
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	9,000,000	9,075,291
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031) (a)	5,000,000	4,882,001
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	12,500,000	11,116,665
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	2,000,000	2,046,843
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,804,180
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,064,614
5.85%, 07/13/2030	12,000,000	12,461,556
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	14,275,000	14,580,482
Swedbank AB
5.41%, 03/14/2029 (a)	7,000,000	7,182,094
5.08%, 05/21/2030 (a)	11,625,000	11,782,489
4.90%, 03/30/2031 (a)	6,000,000	6,023,696
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,637,766
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,991,171
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	25,238,920
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,000,000	5,080,224
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	5,000,000	4,995,860
Takeoff Merger Sub, Inc., 4.85%, 03/24/2031 (Callable 02/24/2031) (a)	10,000,000	9,874,947
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	13,100,759
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,251,335
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	15,000,000	14,338,240
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	5,000,000	4,946,108
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	500,000	498,190
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027) (a)	1,500,000	1,504,158
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	41,387,000	40,910,354
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029) (a)	15,500,000	15,303,454
Voya Financial, Inc., 5.05%, 03/02/2036 (Callable 12/02/2035)	10,000,000	9,659,590
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,876,256
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,603,873
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,020,754
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	18,000,000	18,156,074
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	10,000,000	10,229,725
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,331,946
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	5,000,000	4,955,699
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,252,502
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	4,250,000	4,403,296
Western-Southern Global Funding
4.25%, 01/29/2029 (a)	6,500,000	6,441,251
4.90%, 05/01/2030 (a)	7,025,000	7,066,193
4.70%, 12/10/2032 (a)	7,500,000	7,304,026
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	4,052,065
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,013,196
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,787,801
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,893,872
WP Carey, Inc., 4.65%, 07/15/2030 (Callable 06/15/2030)	7,075,000	7,029,201
		2,652,667,181

Industrials - 18.8%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	237,842
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	226,249
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	250,392
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	2,500,000	2,550,542
3.75%, 01/15/2030 (Callable 10/15/2029) (a)	1,250,000	1,201,113
3.10%, 07/15/2031 (Callable 04/15/2031) (a)	10,472,000	9,560,080
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,043,526
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,041,473
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,464,208
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,533,902
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,935,083
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,904,244
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	4,469,000	4,469,108
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	300,000	273,701
5.00%, 03/21/2033 (Callable 01/21/2033) (a)	20,000,000	19,691,994
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	4,500,000	4,552,850
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	8,985,705
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034) (a)	10,000,000	10,442,020
ArcelorMittal SA, 6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,305,126
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	10,075,000	9,960,806
4.00%, 05/01/2028 (Callable 04/11/2026) (a)	7,166,000	7,068,298
4.25%, 11/01/2029 (Callable 04/11/2026) (a)	2,000,000	1,958,769
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	11,225,000	11,382,257
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	3,075,000	3,164,397
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	11,867,193	11,748,106
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,602,329
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,543,079
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,840,782
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,197,085
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	10,000,000	9,916,864
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,081,918
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,829,143
BMW US Capital LLC, 4.40%, 03/19/2029 (a)	3,150,000	3,144,133
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,756,168
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	209,888
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,246,926
5.38%, 02/15/2036 (Callable 11/15/2035)	7,800,000	7,674,486
British Telecommunications PLC, 9.63%, 12/15/2030 (d)	20,181,000	24,104,217
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	556,136
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,875,137
2.45%, 02/15/2031 (Callable 11/15/2030)	10,000,000	9,081,897
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,129,140
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 05/01/2026)	250,000	249,384
Bunge Ltd. Finance Corp.
4.90%, 04/21/2027 (Callable 03/21/2027)	10,825,000	10,881,554
3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,181,596
3.20%, 04/21/2031 (Callable 01/01/2031)	1,605,000	1,496,977
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	271,636
2.75%, 03/01/2030 (Callable 12/01/2029)	23,425,000	21,891,863
CBRE Services, Inc.
5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,236,149
4.80%, 06/15/2030 (Callable 05/15/2030)	10,525,000	10,546,129
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	5,500,000	5,132,321
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,608,676
Cenovus Energy, Inc., 4.65%, 03/20/2031 (Callable 02/20/2031)	10,075,000	10,005,304
CF Industries, Inc., 5.30%, 11/26/2035 (Callable 08/26/2035)	15,000,000	14,939,436
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,797,667
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,998,286
6.38%, 10/23/2035 (Callable 04/23/2035)	13,665,000	13,876,583
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,964,587
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	2,056,174
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,176,010
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,468,479
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,270,185
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,193,243
5.75%, 08/15/2034 (Callable 02/15/2034)	5,000,000	5,150,108
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,794,876
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,269,181
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031) (a)	5,000,000	4,551,120
CNH Industrial Capital LLC, 4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,805,578
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,492,319
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	8,322,907
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)	9,125,000	9,421,504
CommonSpirit Health, 4.35%, 09/01/2030 (Callable 06/01/2030)	9,750,000	9,601,772
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,281,936
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	10,736,000	10,670,399
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,586,600
Constellation Software, Inc.
5.16%, 02/16/2029 (Callable 01/16/2029) (a)	7,064,000	7,090,495
5.46%, 02/16/2034 (Callable 11/16/2033) (a)	5,000,000	4,898,068
Cox Communications, Inc., 5.70%, 06/15/2033 (Callable 03/15/2033) (a)	2,000,000	1,982,914
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	2,000,000	1,976,188
5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,071,037
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,478,537
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,856,170
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,723,550
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,542,057
CVS Pass-Through Trust
6.04%, 12/10/2028	7,477,419	7,547,612
5.77%, 01/10/2033 (a)	133,401	135,264
5.93%, 01/10/2034 (a)	6,731,442	6,859,700
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)	2,152,118	2,012,865
Daimler Truck Finance North America LLC
3.65%, 04/07/2027 (a)	13,825,000	13,728,675
5.13%, 09/25/2029 (Callable 08/25/2029) (a)	16,275,000	16,485,650
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	10,038,919
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,967,580
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	3,045,591
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	1,015,000	943,671
Discovery Global Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)	5,340,000	5,274,532
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,822,988
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	6,848,000	6,763,216
2.38%, 09/15/2028 (Callable 07/15/2028)	10,000,000	9,390,383
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,158,081
Element Fleet Management Corp.
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,082,495
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	12,567,000	13,094,258
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,343,560
Enbridge, Inc., 5.55%, 06/20/2035 (Callable 03/20/2035)	12,800,000	13,073,890
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	473,975
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,399,947
6.00%, 02/01/2029 (Callable 05/01/2026) (a)	4,000,000	4,031,192
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,527,885
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,666,792
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	265,831
7.38%, 02/01/2031 (Callable 04/16/2026) (a)	3,000,000	3,111,640
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,270,308
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034) (a)	4,000,000	4,097,372
EQT Corp.
7.50%, 06/01/2030 (Callable 12/01/2029)	8,000,000	8,711,829
5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,592,816
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/2031 (Callable 02/15/2031)	10,000,000	9,788,953
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,045,287
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,763,030
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,384,546
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029) (a)	17,500,000	17,290,154
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	31,154,000	31,018,813
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	8,000,000	7,863,099
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,731,974
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,882,605
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,571,262
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,023,060
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	670,463
4.75%, 03/15/2030 (Callable 02/15/2030)	4,818,000	4,774,510
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,652,484
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	4,856,486
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	7,515,000	6,842,657
Flex Ltd.
4.88%, 06/15/2029 (Callable 03/15/2029)	14,295,000	14,350,121
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,067,617
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030) (a)	7,000,000	6,452,959
2.30%, 10/01/2031 (Callable 07/01/2031) (a)	10,225,000	8,985,156
5.75%, 07/15/2035 (Callable 04/15/2035) (a)	20,000,000	20,519,532
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	253,737
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,055,150
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,320,474
5.92%, 03/20/2028 (Callable 02/20/2028)	4,450,000	4,506,401
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,175,947
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,963,476
5.42%, 04/09/2031 (Callable 03/09/2031)	7,225,000	7,095,167
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,597,908
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,219,591
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	701,138
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	20,000,000	19,612,597
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	2,500,000	2,426,090
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	10,000,000	8,864,233
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	1,125,000	1,156,673
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,197,742
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,530,381
5.05%, 04/04/2028	3,500,000	3,530,385
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,437,862
5.45%, 07/15/2030 (Callable 06/15/2030)	3,175,000	3,249,901
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026	21,600,000	21,574,729
6.00%, 06/04/2029 (Callable 05/04/2029)	15,033,000	15,468,132
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	4,000,000	3,917,177
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	4,850,000	4,828,657
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	1,150,000	1,138,355
5.40%, 05/08/2028 (Callable 04/08/2028) (a)	12,200,000	12,386,543
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	175,000	176,147
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	11,400,000	11,637,068
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	6,343,000	5,767,958
6.38%, 10/06/2030 (Callable 08/06/2030) (a)	4,000,000	4,243,331
2.63%, 09/23/2031 (Callable 06/23/2031) (a)	8,350,000	7,441,195
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	3,000,000	3,246,253
5.67%, 04/01/2035 (Callable 01/01/2035) (a)	9,500,000	9,705,150
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,452,646
4.50%, 11/15/2028 (Callable 10/15/2028)	10,000,000	9,902,083
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	251,361
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	650,000	649,064
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	3,000,000	2,999,764
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	300,000	299,005
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 04/11/2026)	15,000,000	14,998,808
HP, Inc., 4.00%, 04/15/2029 (Callable 02/15/2029)	3,000,000	2,947,662
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,234,120
Hyundai Capital America
4.88%, 11/01/2027 (a)	6,325,000	6,351,225
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	7,975,000	8,235,996
4.75%, 04/06/2029 (a)	15,850,000	15,837,690
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,700,148
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,525,205
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,033,051
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,159,557
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	515,274
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,039,159
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	2,603,000	2,496,662
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	3,725,000	3,797,116
6.25%, 02/01/2029 (Callable 01/01/2029)	4,418,000	4,591,786
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	6,000,000	5,916,015
5.38%, 03/03/2036 (Callable 12/03/2035)	3,350,000	3,267,082
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,257,922
6.75%, 03/15/2034 (Callable 12/15/2033)	10,275,000	11,300,949
5.63%, 03/10/2037 (Callable 12/10/2036) (a)	10,000,000	10,031,300
JH North America Holdings, Inc.
5.88%, 01/31/2031 (Callable 07/31/2027) (a)	2,000,000	1,983,382
6.13%, 07/31/2032 (Callable 07/31/2028) (a)	2,000,000	1,992,030
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	14,057,000	14,841,057
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,857,393
Keysight Technologies, Inc., 5.35%, 07/30/2030 (Callable 06/30/2030)	6,500,000	6,677,406
Kinder Morgan, Inc.
8.05%, 10/15/2030	6,846,000	7,647,918
7.80%, 08/01/2031	15,425,000	17,596,415
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,074,063
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,776,663
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,804,245
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,525,159
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	405,903
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,506,902
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	821,804
Lifespan Corp., 4.65%, 05/15/2031 (Callable 11/15/2030)	9,280,000	9,268,016
LYB International Finance III LLC, 5.13%, 01/15/2031 (Callable 12/15/2030)	5,000,000	5,006,083
Marathon Petroleum Corp., 5.15%, 03/01/2030 (Callable 02/01/2030)	18,000,000	18,359,748
Marriott International, Inc., 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,418,003
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	184,992
MasTec, Inc., 6.63%, 08/15/2029 (Callable 04/11/2026) (a)	3,000,000	3,000,000
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 05/01/2026) (a)	24,800,000	23,990,573
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029 (a)	4,825,000	4,790,161
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	6,460,000	6,349,338
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	2,975,000	2,959,666
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,716,100
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	274,291
4.80%, 02/15/2031 (Callable 01/15/2031)	3,950,000	3,959,039
5.40%, 04/01/2035 (Callable 01/01/2035)	32,175,000	32,142,579
MSCI, Inc.
4.00%, 11/15/2029 (Callable 05/01/2026) (a)	22,378,000	21,735,954
3.88%, 02/15/2031 (Callable 05/01/2026) (a)	2,055,000	1,942,581
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	7,000,000	7,162,204
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,278,634
5.65%, 05/15/2033 (Callable 02/15/2033)	3,341,000	3,425,652
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,304,100
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,138,277
7.50%, 05/01/2031	12,000,000	13,356,216
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,449,239
6.45%, 09/15/2036	3,750,000	4,006,871
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	4,270,585
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	14,840,657
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,179,776
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,857,676
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,093,436
4.80%, 09/26/2032 (Callable 07/26/2032)	15,400,000	14,666,158
5.70%, 02/04/2036 (Callable 11/04/2035)	2,450,000	2,355,646
Orange SA, 9.00%, 03/01/2031 (d)	4,125,000	4,875,468
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	7,200,000	7,335,648
5.70%, 02/01/2028 (Callable 01/01/2028) (a)	2,900,000	2,945,294
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	4,425,000	4,498,421
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	11,000,000	11,319,610
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,965,033
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	476,946
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,664,590
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	17,900,000	18,359,144
6.40%, 04/15/2033 (Callable 01/15/2033)	2,000,000	2,113,979
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	5,450,000	5,365,581
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,415,140
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	14,142,335
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,878,659
Roper Technologies, Inc., 2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	13,096,691
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,722,564
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,375,169
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,374,129
5.90%, 09/15/2037 (Callable 03/15/2037)	2,831,910	2,952,743
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	19,375,000	19,415,124
Samarco Mineracao SA, 9.00% (includes 5.00% PIK) 06/30/2031 (Callable 04/16/2026) (a)	2,118,069	2,083,983
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027) (a)	4,212,000	4,281,245
SK hynix, Inc., 5.50%, 01/16/2029 (a)	5,000,000	5,137,991
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,983,863
Sodexo, Inc., 5.15%, 08/15/2030 (Callable 07/15/2030) (a)	4,950,000	5,017,262
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	10,223,105
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,077,315
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,810,192
8.00%, 03/01/2032	2,523,000	2,877,458
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,745,014
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,061,265
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)	575,000	580,843
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,395,393
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,039,247
5.55%, 08/15/2035 (Callable 05/15/2035)	10,000,000	10,085,483
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	14,021,082
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	4,000,000	3,955,553
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	17,083,774
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,545,222
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/11/2026)	4,350,000	4,215,685
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,599,649
5.13%, 05/15/2032 (Callable 03/15/2032)	8,600,000	8,723,500
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (Callable 03/15/2035)	14,650,000	14,938,657
Toll Road Investors Partnership II LP, 0.00%, 02/15/2028 (a)(e)	15,100,000	13,225,603
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,372,845
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,832,011
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 04/01/2026) (a)	10,000,000	9,989,305
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,412,457
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 05/01/2026) (a)	12,000,000	12,200,412
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	14,500,000	13,799,882
6.13%, 06/12/2033 (Callable 03/12/2033)	15,000,000	15,645,300
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	290,842
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	10,000,000	10,044,497
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	17,060,512
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029) (a)	6,000,000	5,703,233
6.25%, 01/15/2030 (Callable 10/15/2029) (a)	4,350,000	4,449,276
Verisk Analytics, Inc.
4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,983,466
4.45%, 03/15/2031 (Callable 02/15/2031)	15,000,000	14,750,524
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,809,172
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	2,021,527
4.75%, 01/15/2033 (Callable 11/15/2032)	6,825,000	6,740,630
5.40%, 07/02/2037 (Callable 04/02/2037)	11,184,000	11,143,214
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,155,849
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (a)	18,820,000	18,997,015
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028) (a)	6,000,000	6,203,362
Vontier Corp.
1.80%, 04/01/2026	6,650,000	6,650,000
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,695,461
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,451,517
VSP Optical Group, Inc., 5.45%, 12/01/2035 (Callable 09/01/2035) (a)	10,000,000	9,800,347
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	808,446
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)	11,300,000	11,449,762
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,199,115
4.05%, 02/01/2030 (Callable 11/01/2029) (d)	2,000,000	1,942,149
4.80%, 03/01/2031 (Callable 02/01/2031)	10,425,000	10,312,509
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028) (d)	1,500,000	1,504,399
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029) (a)	11,225,000	11,498,246
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,432,601
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	7,008,984
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	9,000,000	8,940,010
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	31,159,000	31,030,832
5.40%, 05/19/2030 (Callable 04/19/2030)	1,500,000	1,531,725
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,174,385
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031) (a)	10,000,000	9,913,355
5.71%, 09/18/2036 (Callable 06/18/2036) (a)	10,000,000	9,910,037
Yara International ASA, 3.80%, 06/06/2026 (Callable 05/01/2026) (a)	1,150,000	1,147,439
		2,365,220,050

Utilities - 2.5%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029) (a)	7,000,000	7,260,859
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)	7,000,000	7,076,060
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	4,175,000	4,104,756
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)	4,400,000	4,381,185
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,711,776
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,571,440
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	252,455
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,161,561
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,252,715
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,564,627
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031) (a)	12,400,000	10,935,418
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030) (a)	550,000	493,640
Emera US Finance LLC, 5.20%, 04/01/2033 (Callable 02/01/2033)	15,000,000	14,916,318
ENEL Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027) (a)	10,000,000	10,020,672
3.50%, 04/06/2028 (a)	14,975,000	14,686,011
5.50%, 06/26/2034 (Callable 03/26/2034) (a)	25,000,000	25,394,456
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029) (a)	12,000,000	12,268,405
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,320,085
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	241,228
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)	8,879,000	8,817,183
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	270,236
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	15,717,000	14,707,205
5.40%, 06/01/2033 (Callable 03/01/2033) (a)	4,550,000	4,624,595
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	4,400,000	4,523,197
KeySpan Corp., 8.00%, 11/15/2030	9,900,000	11,080,369
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	22,000,000	22,427,414
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,119,011
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,222,500
National Grid USA, 5.80%, 04/01/2035	12,768,000	13,227,028
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034) (a)	9,925,000	10,053,873
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,613,830
Pacific Gas and Electric Co., 3.75%, 07/01/2028	259,500	254,977
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	309,759
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034) (a)	10,000,000	10,337,225
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,678,441
		321,880,510
TOTAL CORPORATE BONDS (Cost $5,340,905,843)		5,339,767,741

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.4%	Par	Value
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(d)	17,667,291	17,562,248
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2026) (a)(f)	583,199	567,452
Series 2022-1, Class A1A, 3.50%, 12/25/2056 (Callable 04/25/2026) (a)(d)	11,563,556	11,253,393
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.03%, 07/25/2034 (Callable 04/25/2026) (f)	236,887	224,138
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 11/25/2044) (a)(f)	21,446,582	21,287,079
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 12/25/2056) (a)(f)	45,008,052	41,711,289
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (Callable 01/25/2029) (a)(f)	36,727,964	36,308,545
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 12/25/2043) (a)(f)	40,677,789	36,101,363
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 09/25/2049) (a)(f)	24,483,409	21,727,229
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(f)	25,281,353	25,120,844
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	19,082,190	18,811,347
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	20,339,836	20,252,444
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	21,161,487	21,106,535
GCAT, Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028) (a)(d)	13,784,623	13,839,226
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 04/17/2026) (a)	14,301,830	13,973,052
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	28,638,331	26,892,455
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2026)	101,081	100,272
MFRA Trust, Series 2022-NQM1, Class A1, 5.11%, 12/25/2066 (Callable 04/25/2026) (a)(f)	16,532,663	16,302,772
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 04/25/2036) (a)(f)	83,389	82,523
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2037) (a)(f)	148,519	145,605
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 06/25/2031) (a)(f)	818,200	793,039
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2043) (a)(f)	2,451,506	2,375,357
Onslow Bay Mortgage Loan Trust
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028) (a)(d)	27,965,300	27,933,296
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029) (a)(f)	37,639,115	37,269,491
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	19,772,067	18,959,391
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.84%, 10/25/2043 (Callable 04/25/2026) (f)	483,115	458,498
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 12/25/2030) (a)(f)	23,515	23,225
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 07/25/2039) (a)(f)	165,568	156,640
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 03/25/2032) (a)(f)	16,112	16,043
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(f)	2,429,199	2,354,828
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 03/25/2033) (a)(f)	7,647,918	7,350,810
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031) (a)	8,090,979	7,374,063
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 07/25/2032) (a)(f)	4,350,566	4,092,464
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 12/25/2031) (a)(f)	7,042,956	6,646,455
Series 2024-1, Class A1, 4.90%, 03/25/2064 (Callable 04/25/2031) (a)(f)	9,494,307	9,647,897
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 06/25/2030) (a)(f)	27,494,525	27,920,803
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 10/25/2033) (a)(f)	27,153,886	26,918,063
Series 2025-1, Class A1A, 4.81%, 06/25/2065 (Callable 01/25/2035) (a)(f)	24,655,351	24,522,664
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.36%, 06/25/2034 (Callable 04/25/2026) (f)	560,049	535,796
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2026)	587,523	600,632
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $550,511,791)		549,319,266

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	568,224
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,181,473
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	286,508	284,416
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	561,123
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,186,269	9,040,715
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	882,991
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	7,450,000	6,555,927
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (f)	13,475,000	14,020,832
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,335,997
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	26,550,000	26,803,499
Benchmark Mortgage Trust
Series 2019-B9, Class A5, 4.02%, 03/15/2052 (Callable 02/15/2029)	11,860,000	11,599,117
Series 2024-V10, Class A3, 5.28%, 09/15/2057 (Callable 10/15/2029)	23,025,000	23,437,438
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (Callable 11/15/2029) (f)	4,475,000	4,647,950
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	21,125,000	20,801,866
Series 2026-V21, Class A2, 4.65%, 02/15/2031 (Callable 02/15/2031)	37,750,000	37,526,018
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.58%, 05/15/2058 (Callable 05/15/2030)	4,900,000	5,041,991
Series 2025-5C11, Class A3, 5.67%, 07/15/2058 (Callable 07/15/2030)	5,450,000	5,631,523
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	20,000,000	20,305,346
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	21,325,000	21,695,626
Series 2025-5C9, Class A3, 5.78%, 04/15/2058 (Callable 05/15/2032) (f)	28,295,000	29,274,061
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	3,850,000	3,601,972
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	3,427,792	3,410,229
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,931,927
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,345,446
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	538,832
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,478,542
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	5,815,000	5,453,883
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	19,365,008
Computershare Corporate Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,921,692
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	2,667,006	2,640,788
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,887,290
Series 2026-5C8, Class A2, 4.55%, 03/15/2059 (Callable 03/15/2031)	47,825,000	47,382,341
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,630,499
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	6,000,000	5,921,685
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,975,760
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	7,300,000	6,906,277
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,865,689	6,626,017
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028) (f)	9,372,252	9,282,799
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	6,047,562	6,028,084
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,637,358
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	17,358,164
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,213,423
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.79%, 04/15/2055 (Callable 04/15/2032) (f)	9,422,000	9,147,623
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	14,263,653
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	3,675,000	3,701,740
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	24,275,000	24,123,148
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	15,432,603
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,528,591
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	3,900,000	3,863,392
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $541,471,010)		538,794,899

ASSET-BACKED SECURITIES - 2.3%	Par	Value
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	15,320,000	15,479,084
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(d)	15,800,000	16,076,249
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	9,025,000	9,035,327
Series 2025-1, Class A1, 4.63%, 04/15/2030	26,225,000	26,395,221
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,952,000	26,512,262
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	7,325,000	7,378,951
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (Callable 11/11/2028) (a)	26,292,000	27,198,256
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, 12/15/2028 (Callable 07/15/2028) (a)	10,750,000	10,711,513
IPFS Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	9,075,000	9,174,972
Series 2025-F, Class A, 4.40%, 08/15/2030 (a)	7,925,000	7,918,713
MMAF Equipment Finance LLC, Series 2026-A, Class A3, 4.08%, 07/13/2033 (Callable 10/13/2030) (a)	6,075,000	6,043,883
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2030) (a)	10,029,632	9,055,812
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2030) (a)	1,474,878	1,339,188
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 02/15/2031) (a)	11,277,664	11,012,582
Series 2026-A, Class A, 4.50%, 01/18/2056 (Callable 04/15/2035) (a)	25,425,000	25,138,465
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029) (a)	2,379,144	2,268,171
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032) (a)	629,481	600,554
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 05/01/2026) (a)	6,200,000	6,050,873
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 05/20/2029) (a)	32,575,000	32,507,381
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	12,322,691	12,236,990
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2026) (a)(f)	1,271,515	1,251,957
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	20,400,000	20,551,501
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	9,275,000	9,314,275
TOTAL ASSET-BACKED SECURITIES (Cost $293,654,241)		293,252,180

MUNICIPAL BONDS - 1.5%	Par	Value
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,607,092
Central Plains Energy Project, 5.75%, 08/01/2029	1,200,000	1,230,963
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	4,550,000	4,851,012
Connecticut Housing Finance Authority, 5.32%, 11/15/2055 (Callable 11/15/2033)	6,005,000	6,125,090
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,449,001
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,798,530
GBG LLC, 2.25%, 09/01/2030 (a)	567,410	528,847
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,368,687
6.81%, 10/01/2028	1,370,000	1,432,716
Idaho Housing & Finance Association, 6.50%, 07/01/2065 (Callable 07/01/2033)	16,620,000	17,722,401
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	15,690,000	16,550,049
6.25%, 10/01/2054 (Callable 04/01/2033)	13,195,000	13,856,911
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,721,169
2.16%, 07/01/2028	10,000,000	9,536,899
6.07%, 07/01/2033	7,445,000	7,717,255
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	5,580,000	5,719,446
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	3,815,000	4,026,729
6.00%, 01/01/2055 (Callable 01/01/2033)	9,380,000	9,865,055
Nebraska Investment Finance Authority, 6.25%, 09/01/2052 (Callable 09/01/2033)	6,205,000	6,561,940
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,820,000	2,957,748
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	3,287,322
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	9,931,559
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (g)	1,600,000	1,649,730
Series A, 5.00%, 12/01/2028 (g)	1,225,000	1,281,811
Series B, 5.00%, 12/01/2028 (g)	1,205,000	1,260,884
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,923,575
Niagara Area Development Corp.
3.20%, 05/01/2026	1,995,000	1,991,302
3.27%, 05/01/2027	2,060,000	2,012,652
3.37%, 05/01/2028	2,130,000	2,031,060
3.42%, 05/01/2029	2,200,000	2,046,135
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	3,940,000	4,114,650
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,437,086
2.36%, 04/15/2028	1,325,000	1,276,315
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,215,000	9,680,210
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,700,000	8,891,655
TOTAL MUNICIPAL BONDS (Cost $193,505,269)		186,443,486

OTHER GOVERNMENT RELATED SECURITIES - 0.3%	Par	Value
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029) (a)	25,275,000	26,092,039
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	20,487,000	18,682,998
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,215,785)		44,775,037

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%	Par	Value
Federal Home Loan Mortgage Corp., Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,661,514
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,760,197)		11,661,514

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0% (h)	Par	Value
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	275	281
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $270)		281

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (i)	286,023,902	286,023,902
TOTAL MONEY MARKET FUNDS (Cost $286,023,902)		286,023,902

TOTAL INVESTMENTS - 100.8% (Cost $12,688,752,323)		12,688,630,860
Liabilities in Excess of Other Assets - (0.8)%		(100,649,452)
TOTAL NET ASSETS - 100.0%		$12,587,981,408

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,945,021,670 or 23.4% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $4,192,425 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Intermediate Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$5,438,592,554	$–	$5,438,592,554
Corporate Bonds	–	5,339,767,741	–	5,339,767,741
Non-Agency Residential Mortgage-Backed Securities	–	549,319,266	–	549,319,266
Non-Agency Commercial Mortgage-Backed Securities	–	538,794,899	–	538,794,899
Asset-Backed Securities	–	293,252,180	–	293,252,180
Municipal Bonds	–	186,443,486	–	186,443,486
Other Government Related Securities	–	44,775,037	–	44,775,037
Agency Commercial Mortgage-Backed Securities	–	11,661,514	–	11,661,514
Agency Residential Mortgage-Backed Securities	–	281	–	281
Money Market Funds	286,023,902	–	–	286,023,902
Total Investments	$286,023,902	$12,402,606,958	$–	$12,688,630,860

Refer to the Schedule of Investments for further disaggregation of investment categories.